Finance Lease Obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [line items]
Current	$ 5,734	$ 3,559
Non-Current	1,825	3,542
Minimum finance lease payments payable	7,724	7,321
Less future finance charges	(165)	(220)
Present value of minimum lease payments	7,559	7,101
Less than a year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	5,879	3,720
2 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	1,845	3,242
3 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	0	359
4 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	0	0
5 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	$ 0	$ 0